Intangible Assets/Liabilities - Charter Agreements - Schedule of Intangible Liabilities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible Liability Disclosure [Abstract]
Opening balance	$ 10,482	$ 12,527
Amortization in period	(2,012)	(2,045)
Closing balance	$ 8,470	$ 10,482